Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table summarizes the Plan's assets measured at fair value on a recurring basis as of June 30, 2025:

	June 30, 2025
				Total Fair
	Level 1	Level 2	Level 3	Value
Investments:

Mutual funds	$45,035,578	$—	$—	$45,035,578
Key Tronic Corporation common stock	826,025	—	—	826,025
Participant directed brokerage accounts	880,984	—	—	880,984
Total assets in the fair value hierarchy	$46,742,587	$—	$—	$46,742,587
Investments measured at net asset value (a)				$3,848,358
Investments at fair value				$50,590,945
The following table summarizes the Plan's assets measured at fair value on a recurring basis as of June 30, 2024:

	June 30, 2024
				Total Fair
	Level 1	Level 2	Level 3	Value
Investments:

Mutual funds	$41,660,243	$—	$—	$41,660,243
Key Tronic Corporation common stock	1,108,385	—	—	1,108,385
Participant directed brokerage accounts	723,271	—	—	723,271
Total assets in the fair value hierarchy	$43,491,899	$—	$—	$43,491,899
Investments measured at net asset value (a)				$5,520,972
Investments at fair value				$49,012,871
(a) In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.